Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenue from services	$ 235,515	$ 115,017	$ 123,215
Cost of services rendered	(86,765)	(33,182)	(42,958)
Personnel expenses	(47,604)	(27,229)	(36,898)
Deferred consideration	(2,037)	0	0
Amortization of intangible assets	(6,920)	(5,953)	(6,060)
Carried interest allocation	(30,204)	0	0
Gross profit	148,750	81,835	80,257
Operating income and expenses	(26,891)	(16,667)	(15,636)
Administrative expenses	(14,385)	(14,627)	(15,702)
Other income/(expenses)	(12,506)	(2,040)	66
Operating income before net financial income/(expense)	121,859	65,168	64,621
Net financial income/(expense)	(287)	(192)	(170)
Income before income tax	121,572	64,976	64,451
Income tax	(381)	(3,136)	(3,513)
Net income for the year	121,191	61,840	60,938
Attributable to:
Owners of the Company	122,476	62,209	58,539
Non-controlling interests	$ (1,285)	$ (369)	$ 2,399
Basic and diluted earnings per thousand shares	$ 0.90066	$ 0.53170	$ 0.50033